COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 11. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is periodically involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserve costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of September 30, 2025 and December 31, 2024, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.

NOTE 8. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is not involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserve costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.

In March 2024, Polaris Processing, LLC (“Polaris”) filed an arbitration demand against New Rise Reno related to unpaid invoices and alleged violations of a non-solicitation provision under an Operations and Maintenance Services Agreement. In April 2024, the parties entered into a settlement agreement under which New Rise Reno agreed to pay Polaris $1,700,000.

Subsequent to making the settlement payments through outside legal counsel, New Rise Reno was informed that approximately $950,000 of the payments had not been received by Polaris and were misdirected due to a cybersecurity incident affecting outside legal counsel. New Rise Reno’s legal counsel is in the process of pursuing insurance recovery for the misdirected funds. However, New Rise Reno remains obligated to Polaris for the unpaid amount. In October 2024, Polaris filed a complaint seeking summary judgment for the unpaid amount.

As of December 31, 2024, the Company recorded a liability of $950,000 within accrued expenses and other current liabilities and a corresponding other receivable of $950,000 for the amount expected to be recovered from New Rise Reno’s legal counsel. This matter is expected to be resolved within the next twelve months.

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is not involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.